UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Helix Investment Partners LLC
Address: 10250 Constellation Blvd.
         Suite 1600
         Los Angeles, CA  90067-6200

13F File Number:  28-10081

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Phillip A Faigley
Title:     Chief Operation Officer
Phone:     310-788-8724

Signature, Place, and Date of Signing:

     Phillip A. Faigley     Los Angeles, CA     April 25, 2005


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     27

Form13F Information Table Value Total:     $11,548 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BALLY TOTAL FITNESS HLDG COR   COM              05873K108      770   221300 SH       SOLE                   221300        0        0
CENVEO INC                     COM              15670S105      564   100000 SH       SOLE                   100000        0        0
CINCINNATI BELL INC NEW        COM              171871106      765   180000 SH       SOLE                   180000        0        0
COLLINS & AIKMAN CORP NEW      COM NEW          194830204       59    48000 SH       SOLE                    48000        0        0
CONEXANT SYSTEMS INC           COM              207142100      136    90996 SH       SOLE                    90996        0        0
CONSTAR INTL INC NEW           COM              21036U107      196    34550 SH       SOLE                    34550        0        0
CURATIVE HEALTH SRVCS INC      COM              23126W100      102    30000 SH       SOLE                    30000        0        0
DOBSON COMMUNICATIONS CORP     CL A             256069105      356   176000 SH       SOLE                   176000        0        0
DURA AUTOMOTIVE SYSTEMS CORP   CL A             265903104      132    27482 SH       SOLE                    27482        0        0
GREAT ATLANTIC & PAC TEA INC   COM              390064103      186    12500 SH       SOLE                    12500        0        0
HANGER ORTHOPEDIC GROUP INC    COM NEW          41043F208      186    31254 SH       SOLE                    31254        0        0
HOVNANIAN ENTERPRISES INC      CL A             442487203      859    16834 SH       SOLE                    16834        0        0
KNOLOGY INC                    COM              499183804      107    45000 SH       SOLE                    45000        0        0
MANUGISTICS GROUP INC          COM              565011103      134    80020 SH       SOLE                    80020        0        0
MEDIACOM COMMUNICATIONS CORP   CL A             58446K105      164    25000 SH       SOLE                    25000        0        0
ON SEMICONDUCTOR CORP          COM              682189105      415   105000 SH       SOLE                   105000        0        0
PARKER DRILLING CO             COM              701081101      718   124926 SH       SOLE                   124926        0        0
PATHMARK STORES INC NEW        COM              70322A101      126    20000 SH       SOLE                    20000        0        0
PLAYTEX PRODS INC              COM              72813P100      597    66364 SH       SOLE                    66364        0        0
PRIMEDIA INC                   COM              74157K101      391    89926 SH       SOLE                    89926        0        0
RHODIA                         SPONSORED ADR    762397107      674   315150 SH       SOLE                   315150        0        0
RURAL CELLULAR CORP            CL A             781904107       99    18746 SH       SOLE                    18746        0        0
SHOPKO STORES INC              COM              824911101      222    10000 SH       SOLE                    10000        0        0
SIX FLAGS INC                  COM              83001P109      148    36000 SH       SOLE                    36000        0        0
TOLL BROTHERS INC              COM              889478103     3081    39075 SH       SOLE                    39075        0        0
TRITON PCS HLDGS INC           CL A             89677M106      275   124096 SH       SOLE                   124096        0        0
VISTEON CORP                   COM              92839U107       86    15000 SH       SOLE                    15000        0        0